Share capital	6 Months Ended
Jun. 30, 2022
Share capital

8.	Share capital

Authorised, allotted and fully paid – classified as equity	As at 30 June 2022 unaudited Number	As at 30 June 2022 unaudited £	As at 31 December 2021 Number	As at 31 December 2021 £
Ordinary shares of £0.001 each	98,493,413	98,493	98,468,387	98,468
Deferred shares of £1 each	1,000,001	1,000,001	1,000,001	1,000,001
Total		1,098,494		1,098,469

Ordinary and deferred shares were recorded as equity.

2022		Ordinary Shares Number	Deferred Shares Number	Share Price £	Total consideration £’000
At 1 January 2022		98,468,387	1,000,001		106,517
22 March 2022	Exercise of warrants	26	–	10.000	–
3 May 2022	Share issue to SIPP trustee*	25,000	–	0.001	–
At 30 June 2022 (unaudited)		98,493,413	1,000,001		106,517

2021
At 1 January 2021		63,073,852	1,000,001		96,426
19 February 2021	Exercise of warrants	306,815	–	0.298	91
6 July 2021	Placing	35,087,720	–	0.285	10,000
At 31 December 2021		98,468,387	1,000,001		106,517

*	Share issued to Midatech Pharma Plc employee benefit trust